SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

In December 2015, Trina Solar (Netherlands) Real Estate B.V. and Trina Solar (Netherlands) B.V., two subsidiaries of the Company entered into asset purchase agreements with Solland Solar Real Estate B.V. and Solland Solar Cells BV (“Solland Solar”) to acquire the real estate, machines, equipment and inventories from Solland Solar, a solar cell manufacturing company with approximately 200 MW solar cell manufacturing capacity in Netherlands, for a total consideration of EUR 6.4 million ($7.0 million). As of December 31, 2015, the Company has made prepayment of EUR 6.7 million ($ 7.3 million). The transaction was consummated on February 19, 2016.

On March 28, 2016, Trina Solar Science & Technology (Thailand) Ltd. (“TTL”) entered into a syndicated loan arrangement with Siam Commercial Bank (“SCB”) and China Minsheng Banking Corporation Ltd (“CMBC”) of US$ 100 million to finance the capital expenditure of the Thailand factory. The facility matures in June 2020 and is guaranteed by TSL, pledged by the shares of TTL held by Trina Singapore and secured by all the plant, property and equipment of TTL. In addition, according to the agreement, the Company has been granted a line of credit by SCB for THB 1.53 billion ($42.8 million), which will be used for working capital of the Thailand factory.